10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Items Of Statement Of Comprehensive Income
Profit before income tax	$ 159	$ 473	$ 59
Current tax rate	30.00%	30.00%	30.00%
Result at the tax rate	$ 48	$ 142	$ 18
Share of profit of associates and joint ventures	(26)	(25)	(3)
Non-taxable results	(5)	(38)	7
Effects of exchange differences and traslation effect of property, plant and equipment and intangible assets, net	88	93
Adjustment of valuation of property, plant and equipment and intangible assets	(156)	(202)
(Loss) gain on monetary position, net			(38)
Effect of tax rate change in deferred tax	19	37	(26)
Adjustment effect for tax inflation	74	82
Payment of optional tax revaluation		34
Special tax, revaluation of property, plant and equipment		(169)
Difference in the estimate of previous fiscal year income tax and the income tax statement	(7)	(86)	4
Deferred tax not previously recognized			4
Other		2	2
Total loss income tax	$ 35	$ (130)	$ (32)